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 EATON VANCE(R)
===================
MANAGED INVESTMENTS

(graphic omitted)

Semiannual Report June 30, 2002

                                   EATON VANCE
                                    ADVISERS
                                     SENIOR
                                 FLOATING-RATE
                                      FUND

--------------------------------------------------------------------------------

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

  The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

  EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

  If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

  Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

--------------------------------------------------------------------------------

 Eaton Vance Advisers Senior Floating-Rate Fund as of June 30, 2002

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
  THE LOAN MARKET
o The first half of 2002 was characterized by continuing poor credit conditions, rising default rates, historically low interest rates and volatile equity and high-yield bond markets. In contrast, the loan markets were relatively stable and again posted positive total returns.

o Floating-rate loans are priced at a spread over LIBOR (London Interbank Offered Rate), historically fluctuating with changes in the Federal Funds rate, which the Federal Reserve cut by 475 basis points (4.75%) in 2001. Despite the possibility of another cut by the Fed, short-term rates remain near 40-year lows. As the effect of lower rates takes hold and primes the pump of the U.S. economy, we believe it is only a matter of time before short term rates rise. In contrast to other income producing vehicles, such as bonds, a rising rate secenario could benefit floating-rate loans.

o Credit difficulties within the corporate sector have resulted in higher "due diligence" standards among investors and tighter loan covenants for borrowers. We believe this is a positive development for the loan market and should result in improved loan quality in future deals brought to market.

THE FUND
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS
o The Fund distributed $0.182 in income dividends during the six months ended June 30, 2002. Based on a $9.08 net asset value on June 30, 2002, the Fund had a distribution rate of 3.97%.(1) The Fund's SEC 30-day yield at June 30 was 3.94%.(2)
o The Fund had a six-month total return of 1.00%.(3) That return slightly outperformed the 0.80% return of the CSFB Leveraged Loan Index, a representative index of tradable, senior-secured, U.S. dollar-denominated leveraged loans.(4)

  THE PORTFOLIO'S INVESTMENTS
o Amid an increasingly uncertain economic outlook, management continued to emphasize broad diversification. The Portfolio had investments in 51 different industries and 313 borrowers at June 30. The average loan as a percentage of the Portfolio's total net assets was 0.27%. With an interest-rate-reset ratio of just 52 days, the Portfolio is well positioned to respond to a potential uptick in short-term rates.
o The Portfolio benefited from a continued underweighting in the telecom sector, as management pared its exposure dramatically last year. Within the telecom sector, management avoided the particularly problematic areas of broadband and competitive local exchange carriers.
o Two large cable television holdings proved a drag on performance. Adelphia Communications, the subject of some financial misdeeds, filed Chapter 11. Nonetheless, we believe that Adelphia's core business remains stable and attractive to potential buyers, and we currently believe there is strong potential for a full par recovery. Charter Communications, another large holding, was untainted by scandal, but moved lower with other cable companies. We remain believers in the compelling fundamentals of the cable sector and expect the sector to recover fully over the long term.
o In a poor credit climate, floating-rate loans have continued to provide an added measure of security. Loans are typically senior and secured. First, they are senior, which means that they rank high in the corporate capital structure and that lenders will be paid before bondholders and other subordinated lenders. Second, they are secured, which means that the loans are backed by collateral, such as accounts receivable, inventory, facilities, and intangibles. Historically, that has improved recovery rates when compared to bonds and other subordinated debt.
o Given the recent volatility in the financial markets and increasing investor anxiety, the loan market has been an excellent vehicle for diminishing the risk of a diversified investment portfolio. While demonstrating much less volatility than other financial assets, floating-rate loans have continued to provide a significant yield advantage over other short-term income vehicles.

--------------------------------------------------------------------------------
Fund Information
as of June 30, 2002

  Performance(3)
  Average Annual Total Returns (at net asset value)
  --------------------------------------------------------
  One year                 1.45%
  Life of Fund             4.42

Five Largest Industry Weightings(5)
----------------------------------------------------------
Cable Television                7.7%
Chemicals                       6.4%
Manufacturing                   5.5%
Real Estate                     5.0%
Commercial Services             4.3%

(1)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price.(2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.(4) It is not possible to invest directly in a Lipper Classification or Index.(5) Industry weightings are subject to change due to active management. Five Largest Industry Weightings account for 28.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  SHARES OF THE FUND ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
  OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL CHANGE.
--------------------------------------------------------------------------------

Eaton Vance Advisers Senior Floating-Rate Fund as of June 30, 2002

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
ASSETS
--------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $90,822,801)                                  $  85,042,624
Receivable for Fund shares sold                                          86,382
Receivable from the Administrator                                        59,785
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      $  85,188,791
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Dividends payable                                                 $     139,289
Payable to affiliate for Trustees' fees                                   1,090
Accrued expenses                                                         86,369
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $     226,748
--------------------------------------------------------------------------------
NET ASSETS FOR 9,354,383 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING                                 $  84,962,043
--------------------------------------------------------------------------------
SOURCES OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 100,975,332
Accumulated net realized loss from Portfolio (computed
  on the basis of identified cost)                                  (10,241,260)
Accumulated undistributed net investment income                           8,148
Net unrealized depreciation from Portfolio (computed on the
 basis of identified cost)                                           (5,780,177)
--------------------------------------------------------------------------------
TOTAL                                                             $  84,962,043
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE
--------------------------------------------------------------------------------
($84,962,043 / 9,354,383 SHARES
  OF BENEFICIAL INTEREST OUTSTANDING)                             $        9.08
--------------------------------------------------------------------------------


                    See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of June 30, 2002

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002

STATEMENT OF OPERATIONS

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                 $   2,359,873
Facility fee income allocated from Portfolio                              5,223
Expenses allocated from Portfolio                                      (217,045)
--------------------------------------------------------------------------------
Net investment income from Portfolio                              $   2,148,051
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Administration fee                                                $     158,464
Trustees' fees and expenses                                               2,054
Service fees                                                            113,289
Printing and postage                                                     45,375
Transfer and dividend disbursing agent fees                              27,761
Registration fees                                                        19,145
Legal and accounting services                                            13,165
Custodian fee                                                             4,351
Amortization of organization expenses                                       490
Miscellaneous                                                             1,675
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $     385,769
--------------------------------------------------------------------------------
Deduct --
  Preliminary allocation of expenses to the Administrator         $      59,785
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                          $      59,785
--------------------------------------------------------------------------------
NET EXPENSES                                                      $     325,984
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             $   1,822,067
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                 $  (1,788,875)
--------------------------------------------------------------------------------
NET REALIZED LOSS                                                 $  (1,788,875)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                             $   1,036,773
  Interest rates swap contracts                                         (24,352)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              $   1,012,421
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                  $    (776,454)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   1,045,613
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of December 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               JUNE 30, 2002         YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)           DECEMBER 31, 2001
--------------------------------------------------------------------------------------------
From operations --
  Net investment income                             $    1,822,067            $    8,781,538
  Net realized loss                                     (1,788,875)               (5,882,512)
  Net change in unrealized
    appreciation (depreciation)                          1,012,421                 1,117,080
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $    1,045,613            $    4,016,106
--------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                        $   (1,828,372)           $   (8,809,613)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 $   (1,828,372)           $   (8,809,613)
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                      $    5,059,954            $   23,746,204
  Net asset value of shares issued to shareholders in
   payment of distributions declared                       989,834                 4,875,417
  Cost of shares redeemed                              (28,380,000)             (121,542,718)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                      $  (22,330,212)           $  (92,921,097)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                          $  (23,112,971)           $  (97,714,604)
--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
At beginningeriod                                   $  108,075,014            $  205,789,618
--------------------------------------------------------------------------------------------
AT END OF PERIOD                                    $   84,962,043            $  108,075,014
--------------------------------------------------------------------------------------------
Accumulated undistributed net investment income included in net assets
--------------------------------------------------------------------------------------------
AT END OF PERIOD                                    $        8,148            $       14,453
--------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of December 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CASH FLOWS

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2002
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN CASH
------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio                  $ (5,011,573)
  Withdrawal of interests in Senior Debt Portfolio                  29,597,594
  Operating expenses paid                                             (314,135)
------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                               $  24,271,886
------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                       $  5,011,572
  Payments for shares repurchased                                  (28,380,000)
  Cash distributions paid (excluding reinvestments of distributions
    of $989,834)                                                      (903,458)
------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                            $(24,271,886)
------------------------------------------------------------------------------
NET INCREASE IN CASH                                              $    --
------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                                       $    --
------------------------------------------------------------------------------
CASH AT END OF PERIOD                                             $    --
------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                        $  1,045,613
Decrease in receivable from administrator                               18,940
Decrease in deferred organization expenses                                 490
Increase in payable to affiliate                                            28
Decrease in accrued expenses                                            (7,609)
Net decrease in investments                                         23,214,424
------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                $ 24,271,886
------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of June 30, 2002

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                    SIX MONTHS ENDED
                                      JUNE 30, 2002
                                       (UNAUDITED)         2001          2000          1999          1998(1)(2)
---------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of period                    $    9.170    $    9.510    $    9.990    $    9.990    $   10.000
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                  $    0.182    $    0.586    $    0.774    $    0.668    $    0.531
Net realized and unrealized loss           (0.090)       (0.340)       (0.391)       (0.094)       (0.002)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $    0.092    $    0.246    $    0.383    $    0.574    $    0.529
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
From net investment income             $   (0.182)   $   (0.586)   $   (0.773)   $   (0.664)   $   (0.539)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $   (0.182)   $   (0.586)   $   (0.773)   $   (0.664)   $   (0.539)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD                          $    9.080    $    9.170    $    9.510    $    9.900    $    9.990
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                              1.00%         2.63%         3.94%         5.93%         5.41%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
omitted)                               $   84,962    $  108,075    $  205,790    $  223,485    $   57,273
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
 daily net assets):
  Operating expenses(4)                      1.19%(5)      1.19%         1.19%         1.19%         1.40%(5)
  Interest expense(4)                        0.01%(5)      0.01%         0.01%         0.01%         0.01%(5)
  Net investment income                      4.03%(5)      6.43%         7.91%         6.75%         6.60%(5)

Portfolio Turnover
of the Portfolio                               23%           33%           47%           64%           56%

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Operating expenses(4)                      1.32%(5)      1.25%         1.22%         1.31%         1.57%(5)
  Interest expense(4)                        0.01%(5)      0.01%         0.01%         0.01%          0.01%(5)
  Net investment income                      3.90%(5)      6.37%         7.87%         6.62%          6.43%(5)
  Net investment income per share          $0.176        $0.581        $0.771        $0.655         $0.517
-------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, March 20, 1998, to December 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                        See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of June 30, 2002

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated February 19, 1998. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.7% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

  C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes had a capital loss carryover of $8,400,346 which will expire on December 31, 2007 ($313,266), December 31, 2008 ($2,259,305) and December 31,
  2009 ($5,827,775). This amount will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years and are fully amortized at June 30, 2002.

  E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of January, April, July and October and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. During the six months ended June 30, 2002, the Fund made two repurchase offers as follows:

                         REPURCHASE                          AMOUNT
REPURCHASE               OFFER AMOUNT                      REPURCHASED
REQUEST            -----------------------------   --------------------------
DEADLINE               SHARES         AMOUNT          SHARES        AMOUNT
-----------------------------------------------------------------------------
January 24, 2002      15,516,394    $142,285,335     1,847,550    $16,942,026
April 5, 2002         14,234,380     130,244,574     1,250,052     11,437,974
-----------------------------------------------------------------------------
TOTAL                 29,750,774    $272,529,909     3,097,602    $28,380,000
-----------------------------------------------------------------------------

All transactions in Fund shares were as follows:

                                  SIX MONTHS ENDED
                                     JUNE 30, 2002              YEAR ENDED
                                     (UNAUDITED)             DECEMBER 31, 2001
------------------------------------------------------------------------------
Sales                                    552,825               2,522,934
Issued to shareholders electing
 to receive payments of distributions
 in  Fund shares                         108,289                  519,306
Repurchases                           (3,097,602)             (12,892,510)
------------------------------------------------------------------------------
NET DECREASE                          (2,436,488)              (9,850,270)
------------------------------------------------------------------------------

4 TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
  The fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.35% of the average daily gross assets of the Portfolio attributable to the Fund. For the six months ended June 30, 2002, the fee amounted to $158,464. To enhance the net income of the Fund, $59,785 of the Fund's expenses were allocated to EVM for the six months ending June 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

  Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 SERVICE PLAN
--------------------------------------------------------------------------------
  The Fund pays service fees pursuant to a Service Plan (the Plan) designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 2002 in the amount of $113,289. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Certain officers and Trustees of the Fund are officers or directors of EVD.

6 INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2002 aggregated $5,011,573 and $29,597,594, respectively.

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

SENIOR, FLOATING RATE
INTERESTS -- 85.8%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                 VALUE
------------------------------------------------------------------------------

Advertising -- 0.4%
------------------------------------------------------------------------------
                 LAMAR MEDIA CORP.
$    8,209,077   Term loan, maturing March 1, 2006              $    8,065,418
    11,182,125   Term loan, maturing June 30, 2006                  11,248,021
     1,500,000   Term loan, maturing February 1, 2007                1,512,563
------------------------------------------------------------------------------
                                                                $   20,826,002
------------------------------------------------------------------------------

Aerospace and Defense -- 1.9%
------------------------------------------------------------------------------
                 AIRCRAFT BRAKING SYSTEMS CORP.
$    8,400,861   Term loan, maturing September 30, 2005         $    8,424,492
                 Alliant Techsystems, Inc.
    16,059,750   Term loan, maturing April 20, 2009                 16,275,561
                 DYNCORP
    10,909,874   Term loan, maturing December 9, 2006               10,940,564
                 EG&G Technical Services, Inc.
    15,700,815   Term loan, maturing August 20, 2007                15,700,815
                 FAIRCHILD HOLDINGS CORPORATION
    17,860,916   Term loan, maturing April 30, 2006                 16,521,348
                 HEXCEL CORPORATION
     7,260,387   Term loan, maturing August 25, 2005                 7,184,755
                 TRANSDIGM HOLDING COMPANY
     1,433,064   Term loan, maturing May 15, 2006                    1,429,481
     3,608,738   Term loan, maturing May 15, 2007                    3,599,717
                 UNITED DEFENSE INDUSTRIES, INC.
    12,819,672   Term loan, maturing June 30, 2009                  12,877,757
------------------------------------------------------------------------------
                                                                $   92,954,490
------------------------------------------------------------------------------

Air Freight & Couriers -- 0.7%
------------------------------------------------------------------------------
                 EVERGREEN INTERNATIONAL AVIATION, INC.
$   14,391,581   Term loan, maturing October 31, 2002           $   14,031,791
     6,377,625   Term loan, maturing June 1, 2003                    6,218,185
                 PIEDMONT
     6,239,878   Term loan, maturing July 23, 2006                   6,177,479
     6,239,878   Term loan, maturing July 23, 2007                   6,177,479
                                                                --------------
                                                                $   32,604,934
------------------------------------------------------------------------------

Airlines -- 0.1%
------------------------------------------------------------------------------
                     CONTINENTAL AIRLINES, INC.
$    6,886,936   Term loan, maturing December 31, 2006          $    6,749,197
------------------------------------------------------------------------------
                                                                $    6,749,197
------------------------------------------------------------------------------

Auto Components -- 3.4%
------------------------------------------------------------------------------
                 ACCURIDE CORPORATION
$    2,308,519   Term loan, maturing January 21, 2005           $    2,043,039
    17,854,333   Term loan, maturing January 21, 2006               16,671,483
     5,577,500   Term loan, maturing January 21, 2007                5,252,148
                 AMERICAN AXLE & MANUFACTURING, INC.
    11,362,219   Term loan, maturing April 30, 2006                 11,393,670
                 COLLINS & AIKMAN
     1,596,875   Term loan, maturing December 31, 2004               1,598,205
     7,980,000   Term loan, maturing December 31, 2005               8,041,989
                 EXIDE CORPORATION
    10,000,000   DIP loan, maturing February 15, 2004                9,900,000
    23,566,783   Term loan, maturing March 18, 2005*                15,872,228
                 FEDERAL-MOGUL CORPORATION
     9,749,221   Term loan, maturing February 24, 2004               9,700,475
    15,351,062   Term loan, maturing February 24, 2004              15,120,796
     3,000,000   Term loan, maturing February 24, 2005               1,981,251
                 HAYES LEMMERZ INTERNATIONAL, INC.
     4,317,500   Term loan, maturing June 16, 2006                   3,915,973
                 J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
     8,300,365   Term loan, maturing November 30, 2006               7,563,707
                 KEYSTONE AUTOMOTIVE OPERATIONS, INC.
    10,765,831   Term loan, maturing March 31, 2006                 10,066,052
                 LUND INDUSTRIES, INCORPORATED
     3,511,460   Term loan, maturing December 31, 2005               3,212,986
     1,916,897   Term loan, maturing December 31, 2006               1,753,961
                 METALDYNE, INC.
    10,000,000   Term loan, maturing December 31, 2009              10,075,000
                 SAFELITE GLASS CORP.
     2,426,016   Term loan, maturing June 30, 2008                   2,371,431
     3,183,981   Term loan, maturing June 30, 2008                   3,112,341
                 STANADYNE AUTOMOTIVE CORPORATION
     5,813,141   Term loan, maturing December 10, 2004               5,652,777
                 TENNECO AUTOMOTIVE
     4,838,954   Term loan, maturing December 31, 2007               4,673,369
     4,838,954   Term loan, maturing December 31, 2008               4,673,369
                 VENTURE HOLDINGS TRUST
    13,758,964   Term loan, maturing April 1, 2005                  12,228,279
                                                                --------------
                                                                $  166,874,529
                                                                --------------

Broadcast Media -- 3.2%
------------------------------------------------------------------------------
                 BENEDEK BROADCASTING CORPORATION
$    9,625,000   Revolving loan, maturing November 20, 2005     $    9,631,016
    10,238,776   Term loan, maturing November 20, 2007              10,192,702
                 BLOCK COMMUNICATIONS
     3,500,000   Term loan, maturing November 30, 2009               3,519,688
                 CANWEST MEDIA, INC.
    25,383,584   Term loan, maturing May 15, 2008                   25,581,906
    15,858,465   Term loan, maturing May 15, 2009                   15,982,367
                 CITADEL COMMUNICATIONS CORP.
    10,576,923   Term loan, maturing December 31, 2008              10,672,115
                 COMCORP BROADCASTING, INC.
     2,808,605   Term loan, maturing June 30, 2007                   2,471,572
                 CUMULUS MEDIA, INC.
     1,000,000   Term loan, maturing March 31, 2010                  1,010,375
                 DISCOVERY COMMUNICATIONS, INC.
    30,353,125   Term loan, maturing May 13, 2004                   29,720,778
                 NEXSTAR FINANCE, LLC
     3,887,578   Term loan, maturing July 12, 2007                   3,868,140
                 PAXSON COMMUNICATIONS CORPORATION
     7,694,375   Term loan, maturing June 30, 2006                   7,732,847
                 SINCLAIR BROADCAST GROUP, INC.
     1,972,414   Revolving loan, maturing September 30, 2004         1,965,017
     8,800,000   Term loan, maturing September 15, 2005              8,859,400
                 SUSQUEHANNA MEDIA CO.
    23,211,825   Term loan, maturing June 30, 2008                  23,327,884
                 WHITE KNIGHT BROADCASTING, INC.
     2,566,864   Term loan, maturing June 30, 2007                   2,258,840
------------------------------------------------------------------------------
                                                                $  156,794,647
------------------------------------------------------------------------------

Cable Television -- 7.7%
------------------------------------------------------------------------------
                 CENTURY CABLE HOLDINGS, LLC
$   35,200,000   Term loan, maturing June 30, 2009              $   26,607,434
     2,000,000   Term loan, maturing December 31, 2009               1,512,916
                 CHARTER COMMUNICATIONS OPERATING, LLC.
     6,666,667   Term loan, maturing March 18, 2007                  6,077,780
    26,184,375   Term loan, maturing September 18, 2008             23,827,780
                 CHARTER COMMUNICATIONS VI
    13,500,000   Term loan, maturing March 18, 2008                 12,328,875
                 CHARTER COMMUNICATIONS VIII
    32,387,250   Term loan, maturing February 2, 2008               29,436,415
                 CLASSIC CABLE, INC.
       400,000   DIP loan, maturing February 15, 2003                  400,000
     9,967,704   Term loan, maturing October 31, 2007                8,771,579
     9,849,665   Term loan, maturing October 31, 2008                8,667,705
                 FALCON HOLDING GROUP, L.P.
       441,791   Revolving loan, maturing December 31, 2005            395,403
    13,975,843   Term loan, maturing June 29, 2007                  13,044,116
    59,002,201   Term loan, maturing December 31, 2007              53,790,360
                 FRONTIERVISION OPERATING PARTNERS, L.P.
    49,387,974   Term loan, maturing March 31, 2006                 42,535,393
                 HILTON HEAD COMMUNICATIONS (AKA UCA CORP)
    60,348,750   Term loan, maturing May 15, 2007                   44,054,588
                 INSIGHT MIDWEST HOLDINGS, LLC
    43,000,000   Term loan, maturing December 31, 2009              42,381,875
                 MEDIACOM BROADBAND, LLC
    20,500,000   Term loan, maturing September 30, 2010             20,238,051
                 MEDIACOM SOUTHEAST
     3,006,667   Revolving loan, maturing March 31, 2008             2,961,567
     7,000,000   Term loan, maturing September 30, 2008              6,889,169
                 OLYMPUS CABLE HOLDINGS, LLC
     2,000,000   Term loan, maturing September 30, 2009              1,685,000
     1,000,000   Term loan, maturing September 30, 2010                850,000
                 RCN CORPORATION
    10,312,500   Term loan, maturing June 30, 2007                   7,553,906
                 VIDEOTRON LTEE
    26,000,000   Term loan, maturing December 1, 2009               25,967,500
------------------------------------------------------------------------------
                                                                $  379,977,412
------------------------------------------------------------------------------

Casinos & Gaming -- 2.1%
--------------------------------------------------------------------------------
                 ALLIANCE GAMING CORPORATION
$   18,750,000   Term loan, maturing November 30, 2006          $   18,906,244
                 ARGOSY GAMING COMPANY
     9,900,000   Term loan, maturing June 30, 2008                   9,988,684
                 AZTAR CORPORATION
    15,229,492   Term loan, maturing June 30, 2005                  15,219,974
                 BOYD GAMING CORPORATION
     6,750,000   Term loan, maturing June 24, 2008                   6,783,750
                 ISLE OF CAPRI CASINOS
     4,488,750   Term loan, maturing April 25, 2008                  4,522,416
                 MANDALAY RESORT GROUP
    23,731,844   Term loan, maturing August 18, 2006                23,813,434
                 MARINA DISTRICT FINANCE COMPANY
     1,471,864   Term loan, maturing December 31, 2007               1,477,384
                 PARK PLACE ENTERTAINMENT CORPORATION
     8,638,528   Revolving loan, maturing December 31, 2003          8,481,954
                 VENETIAN CASINO RESORT, LLC/LAS VEGAS
                   SANDS, INC
    12,500,000   Term loan, maturing June 4, 2008                   12,687,500
------------------------------------------------------------------------------
                                                                $  101,881,340
------------------------------------------------------------------------------

Chemicals -- 6.4%
------------------------------------------------------------------------------
                 AOC,LLC.
$   20,866,990   Term loan, maturing September 30, 2006         $   20,866,990
                 ARTEVA B.V. (KOSA)
     3,654,166   Term loan, maturing December 31, 2005               3,508,000
    23,406,455   Term loan, maturing December 31, 2006              23,187,020
                 AVECIA INVESTMENTS LIMITED
     2,761,119   Term loan, maturing June 30, 2007                   2,764,570
     6,063,280   Term loan, maturing June 30, 2008                   6,070,859
                 CP KELCO U.S., INC.
    10,053,760   Term loan, maturing March 31, 2008                  9,086,085
     3,358,039   Term loan, maturing September 30, 2008              3,034,828
                 EQUISTAR CHEMICALS, L.P.
    14,656,787   Term loan, maturing August 31, 2007                14,745,769
                 FOAMEX L.P.
       886,366   Term loan, maturing June 30, 2005                     887,252
       805,790   Term loan, maturing June 30, 2006                     806,596
     1,278,462   Term loan, maturing June 30, 2007                   1,280,380
                 GEO SPECIALTY CHEMICALS, INC.
     4,596,429   Term loan, maturing December 31, 2007               4,449,917
                 GEORGIA GULF CORPORATION
    13,846,473   Term loan, maturing December 31, 2006              13,938,787
                 HUNTSMAN CORPORATION
     1,307,993   Term loan, maturing September 30, 2003              1,159,208
    24,529,725   Term loan, maturing December 31, 2004              21,855,985
     4,840,689   Term loan, maturing December 31, 2005               4,290,061
                 HUNTSMAN INT'L
     3,417,721   Term loan, maturing June 30, 2006                   3,390,486
    23,399,628   Term loan, maturing June 30, 2007                  23,503,218
    23,399,628   Term loan, maturing June 30, 2008                  23,503,218
                 IMC GLOBAL, INC
       857,143   Revolving loan, maturing May 31, 2005                 810,000
    14,349,848   Term loan, maturing November 17, 2006              14,455,678
                 LYONDELL PETROCHEMICAL COMPANY
    49,063,876   Term loan, maturing June 30, 2007                  49,917,784
                 MESSER GRIESHAM GMBH
    10,924,711   Term loan, maturing April 30, 2009                 11,035,094
    12,144,356   Term loan, maturing April 30, 2010                 12,267,063
                 MILLENIUM CHEMICALS INC.
     1,713,043   Term loan, maturing June 30, 2006                   1,719,896
                 NOVEON
    10,890,000   Term loan, maturing September 30, 2008             10,932,787
                 POLYMER GROUP, INC.
    30,166,725   Term loan, maturing December 20, 2005              28,098,160
     6,402,500   Term loan, maturing December 20, 2006               5,964,998
                 STERLING PULP CHEMICALS (SASK) LTD.
     4,336,355   Term loan, maturing June 30, 2005                   4,244,208
------------------------------------------------------------------------------
                                                                $  321,774,897
------------------------------------------------------------------------------

Coal -- 0.1%
------------------------------------------------------------------------------
                 ARCH WESTERN RESOURCES, LLC.
$    6,000,000   Term loan, maturing April 30, 2008             $    6,060,000
------------------------------------------------------------------------------
                                                                $    6,060,000
------------------------------------------------------------------------------

Commercial Services -- 4.7%
------------------------------------------------------------------------------
                 ADVANSTAR COMMUNICATIONS INC.
$    4,950,000   Term loan, maturing November 17, 2006          $    4,851,000
    19,144,286   Term loan, maturing November 17, 2007              18,876,266
                 AMERICAN MARKETING INDUSTRIES, INC.
     5,560,972   Term loan, maturing November 30, 2002*              2,224,389
     6,318,855   Term loan, maturing November 30, 2003*              2,527,542
     6,477,919   Term loan, maturing November 30, 2004*              2,591,168
     5,320,564   Term loan, maturing November 16, 2005*              2,128,225
                 ANTHONY CRANE RENTAL, L.P.
    22,873,187   Term loan, maturing July 20, 2006                  17,412,214
                 BRICKMAN HOLDINGS CORP
     7,294,567   Term loan, maturing January 14, 2006                7,276,331
                 CATERAIR INTERNATIONAL CORPORATION
     4,949,839   Term loan, maturing March 1, 2007                   4,689,972
                 COINMACH LAUNDRY CORPORATION
     3,428,571   Term loan, maturing July 25, 2008                   3,424,285
     9,405,000   Term loan, maturing July 25, 2009                   9,499,050
                 CORRECTIONS CORPORATION OF AMERICA
     7,600,000   Term loan, maturing May 31, 2007                    7,625,331
    17,955,000   Term loan, maturing May 31, 2008                   18,123,328
                 ENVIRONMENTAL SYSTEMS PRODUCTS HLDGS, INC.
    11,766,469   Term loan, maturing December 31, 2004              10,942,817
     6,108,142   Term loan, maturing December 31, 2004               4,527,660
                 ERICKSON AIR-CRANE CO.
     8,203,692   Term loan, maturing December 31, 2004               7,629,434
                 METOKOTE CORPORATION
     9,262,500   Term loan, maturing November 2, 2005                8,706,750
                 MSX INTERNATIONAL, INC.
    20,265,726   Term loan, maturing December 31, 2006              20,178,337
                 NATIONSRENT, INC.
    18,640,769   Term loan, maturing September 30, 2006              7,805,822
                 PANAVISION INTERNATIONAL, L.P.
       308,609   Term loan, maturing March 31, 2004                    280,835
       580,274   Revolving loan, maturing May 31, 2004                 528,049
    21,528,622   Term loan, maturing March 31, 2005                 19,644,867
                 PSI ACQUISITION CORPORATION
    11,354,251   Term loan, maturing September 30, 2003             11,013,623
                 SC INTERNATIONAL SERVICES, INC.
    18,767,367   Term loan, maturing March 1, 2007                  17,782,080
                 SERVICE PARTNERS
     1,900,000   Term loan, maturing February 28, 2006               1,862,000
     1,000,000   Term loan, maturing February 28, 2007               1,001,250
                 VOLUME SERVICES, INC.
    20,408,563   Term loan, maturing December 31, 2002              20,281,009
------------------------------------------------------------------------------
                                                                 $ 233,383,634
------------------------------------------------------------------------------

Communications Equipment -- 1.3%
------------------------------------------------------------------------------
                 AMPHENOL CORPORATION
$    3,678,128   Term loan, maturing May 19, 2004               $    3,618,818
    45,411,890   Term loan, maturing May 19, 2005                   45,213,213
                 SUPERIOR TELECOM, INC.
     2,393,103   Revolving loan, maturing November 27, 2005          1,298,259
       993,825   Term loan, maturing November 27, 2005                 551,573
    20,690,250   Term loan, maturing November 27, 2006              11,405,500
                 TELEX COMMUNICATIONS, INC.
     1,476,147   Term loan, maturing November 6, 2004                1,315,030
------------------------------------------------------------------------------
                                                                $   63,402,393
------------------------------------------------------------------------------

Construction Materials -- 0.6%
------------------------------------------------------------------------------
                 FORMICA CORPORATION
$    8,793,297   Term loan, maturing April 30, 2006             $    8,060,525
                 PANOLAM INDUSTRIES, INC.
    13,844,211   Term loan, maturing December 31, 2006              13,152,001
                 TRUSEAL TECHNOLOGIES, INC.
     6,257,000   Term loan, maturing July 1, 2004                    6,257,000
                 U.S. AGGREGATES, INC.
     2,792,313   Term loan, maturing March 31, 2006*                 1,396,157
------------------------------------------------------------------------------
                                                                  $ 28,865,683
------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 1.0%
------------------------------------------------------------------------------
                 BALL CORPORATION
$   20,161,845   Term loan, maturing March 10, 2006             $   20,142,953
                 CONSOLIDATED CONTAINER HOLDINGS LLC
    15,538,479   Term loan, maturing June 30, 2007                  14,858,671
                 IMPRESS METAL PACKAGING HOLDINGS B.V.
    12,956,118   Term loan, maturing December 31, 2006              12,891,337
------------------------------------------------------------------------------
                                                                $   47,892,961
------------------------------------------------------------------------------

Containers & Packaging - Paper -- 4.3%
------------------------------------------------------------------------------
                 BLUE RIDGE PAPER PRODUCTS, INC.
$    2,203,319   Revolving loan, maturing March 31, 2005        $    2,119,160
     1,090,704   Term loan, maturing March 31, 2005                  1,047,674
    10,059,544   Term loan, maturing March 31, 2006                 10,059,544
                 GRAPHIC PACKAGING CORPORATION
       497,500   Term loan, maturing February 28, 2009                 503,097
                 GREIF BROS. CORPORATION
     5,026,898   Term loan, maturing February 28, 2008               5,059,216
                 IMPAXX, INC.
     2,283,333   Term loan, maturing December 31, 2005               1,461,333
     5,252,500   Term loan, maturing December 31, 2006               3,361,600
                 JEFFERSON SMURFIT CORPORATION
    29,624,074   Term loan, maturing March 31, 2005                 29,364,863
    30,000,000   Term loan, maturing March 31, 2007                 30,067,980
                 PACKAGING DYNAMICS, LLC.
    16,352,583   Term loan, maturing November 20, 2008              16,107,295
                 PORT TOWNSEND PAPER CORPORATION
     7,268,304   Term loan, maturing March 16, 2007                  7,104,767
                 PRINTPACK HOLDINGS, INC.
     2,493,750   Term loan, maturing April 30, 2009                  2,524,922
                 RIVERWOOD INTERNATIONAL CORPORATION
       766,667   Revolving loan, maturing December 31, 2005            746,063
    22,000,000   Term loan, maturing December 31, 2006              22,110,000
    24,000,000   Term loan, maturing March 31, 2007                 24,150,000
                 STONE CONTAINER CORPORATION
    18,380,945   Term loan, maturing October 1, 2004                18,435,518
     9,888,111   Term loan, maturing December 31, 2006               9,909,301
    17,177,313   Term loan, maturing December 31, 2006              17,214,124
                 STRONGHAVEN, INC.
     9,933,643   Term loan, maturing May 15, 2004                    9,536,297
------------------------------------------------------------------------------
                                                                $  210,882,754
------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 1.2%
------------------------------------------------------------------------------
                 CROWN CORK & SEAL COMPANY, INC.
$   15,400,000   Term loan, maturing August 4, 2002             $   15,332,625
                 GRAHAM PACKAGING COMPANY
       618,848   Term loan, maturing January 31, 2006                  617,011
     4,096,446   Term loan, maturing January 31, 2007                4,084,284
     2,286,953   Term loan, maturing January 31, 2008                2,279,396
                 IPC, INC.
     1,193,997   Revolving loan, maturing September 30, 2003         1,191,012
       281,866   Term loan, maturing September 30, 2003                281,161
    21,152,175   Term loan, maturing September 30, 2004             21,125,735
                 LLS CORP.
     5,000,000   Term loan, maturing July 31, 2006*                  2,908,335
                 TEKNI-PLEX, INC.
    10,026,579   Term loan, maturing June 30, 2008                  10,068,360
------------------------------------------------------------------------------
                                                                $   57,887,919
------------------------------------------------------------------------------

Educational Services -- 0.7%
------------------------------------------------------------------------------
                 JOSTENS, INC.
$    8,010,116   Term loan, maturing May 31, 2008               $    8,065,186
                 KINDERCARE LEARNING CENTERS, INC.
     2,479,167   Revolving loan, maturing February 13, 2005          2,276,700
     8,047,490   Term loan, maturing February 13, 2006               7,826,184
                 WEEKLY READER CORPORATION
    14,344,375   Term loan, maturing September 30, 2007             14,344,375
------------------------------------------------------------------------------
                                                                $   32,512,445
------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.8%
------------------------------------------------------------------------------
                 HUGHES ELECTRONICS CORPORATION
$   22,000,000   Term loan, maturing December 5, 2002           $   22,089,386
                 JUNO LIGHTING, INC.
     7,041,444   Term loan, maturing November 30, 2006               7,006,237
                 KNOWLES ELECTRONICS, INC.
    13,263,750   Term loan, maturing June 29, 2007                  12,600,563
------------------------------------------------------------------------------
                                                                $   41,696,186
------------------------------------------------------------------------------

Entertainment -- 3.8%
------------------------------------------------------------------------------
                 AMFAC RESORTS, INC.
$    9,386,115   Term loan, maturing September 30, 2003         $    9,362,650
     9,386,115   Term loan, maturing September 30, 2004              9,362,650
                 BLOCKBUSTER ENTERTAINMENT CORP.
    53,179,487   Term loan, maturing July 1, 2004                   52,531,389
                 DREAMWORKS FILM TRUST
    15,280,000   Term loan, maturing December 31, 2006              15,342,083
                 INTERVAL
     2,603,050   Term loan, maturing December 16, 2005               2,590,035
     5,652,904   Term loan, maturing December 15, 2006               5,624,640
                 KSL RECREATION GROUP, INC.
     3,387,273   Revolving loan, maturing April 30, 2005             3,313,881
     7,904,232   Term loan, maturing April 30, 2005                  7,886,115
     7,904,232   Term loan, maturing April 30, 2006                  7,895,585
                 METRO-GOLDWYN-MAYER STUDIOS INC.
     5,000,000   Term loan, maturing June 11, 2007                   5,000,000
    37,500,000   Term loan, maturing June 11, 2008                  37,746,111
                 SIX FLAGS THEME PARKS INC.
    30,023,125   Term loan, maturing September 30, 2005             30,212,841
------------------------------------------------------------------------------
                                                                $  186,867,980
------------------------------------------------------------------------------

Environmental Services -- 0.7%
------------------------------------------------------------------------------
                 ALLIED WASTE INDUSTRIES, INC.
$    3,626,195   Term loan, maturing July 30, 2005              $    3,562,131
     9,961,451   Term loan, maturing July 30, 2006                   9,895,526
    14,199,028   Term loan, maturing July 30, 2007                  14,105,058
                 INTERNATIONAL TECHNOLOGY CORPORATION
    12,717,743   Term loan, maturing June 11, 2004*                  2,098,428
                 PHILIPS ENVIRONMENTAL SERVICES
       839,238   Term loan (PIK), maturing April 21, 2005              373,460
     1,175,921   Term loan, maturing April 21, 2005                    523,285
                 SAFETY-KLEEN SERVICES, INC.
    14,771,401   Term loan, maturing April 3, 2006*                  4,929,217
------------------------------------------------------------------------------
                                                                $   35,487,105
------------------------------------------------------------------------------

Financials -- 0.2%
------------------------------------------------------------------------------
                 ALTAMIRA MANAGEMENT LTD.
$    9,490,647   Term loan, maturing September 30, 2004         $    8,968,661
------------------------------------------------------------------------------
                                                                $    8,968,661
------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 2.2%
------------------------------------------------------------------------------
                 AMERICAN SEAFOOD HOLDINGS INC.
$    1,863,281   Term loan, maturing September 30, 2007         $    1,857,071
     5,589,844   Term loan, maturing March 31, 2009                  5,631,768
                 AURORA FOODS, INC.
     2,257,143   Revolving loan, maturing September 30, 2005         2,039,329
     4,565,196   Term loan, maturing September 30, 2006              4,194,274
     3,423,280   Term loan, maturing September 30, 2007              3,187,074
                 COTT CORPORATION
     1,893,109   Term loan, maturing December 31, 2006               1,904,151
                 DEL MONTE CORPORATION
     6,989,680   Term loan, maturing March 31, 2008                  7,046,471
                 EAGLE FAMILY FOODS, INC
     5,335,400   Term loan, maturing December 31, 2005               5,148,661
                 FLOWERS FOODS, INC.
     9,405,000   Term loan, maturing June 30, 2006                   9,480,240
                 INTERSTATE BRANDS CORPORATIONS
     4,625,000   Term loan, maturing July 19, 2006                   4,625,962
    11,661,875   Term loan, maturing July 19, 2007                  11,756,628
     9,000,000   Term loan, maturing July 19, 2008                   9,073,125
                 MICHAEL FOODS, INC.
     1,877,013   Term loan, maturing March 30, 2008                  1,895,314
                 NEW WORLD PASTA
     5,335,428   Term loan, maturing January 28, 2006                5,347,934
                 NUTRA SWEET
     3,500,000   Term loan, maturing June 30, 2008                   3,504,375
     5,676,111   Term loan, maturing June 30, 2007                   5,697,396
                 PABST BREWING COMPANY
     2,451,309   Revolving loan, maturing April 30, 2004             2,365,513
     6,407,139   Term loan, maturing April 30, 2004                  6,038,728
                 SUIZA FOOD CORPORATION
     4,331,250   Term loan, maturing July 15, 2007                   4,339,371
    15,461,250   Term loan, maturing July 15, 2008                  15,561,501
------------------------------------------------------------------------------
                                                                $  110,694,886
------------------------------------------------------------------------------

Funeral Service -- 0.3%
------------------------------------------------------------------------------
                 CORNERSTONE FAMILY SERVICES, INC.
$    8,672,737   Term loan, maturing March 31, 2007             $    7,935,554
                 PRIME SUCCESSION, INC.
    14,242,033   Term loan, maturing August 1, 2003                  7,833,118
------------------------------------------------------------------------------
                                                                $   15,768,672
------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 0.6%
------------------------------------------------------------------------------
                 ADVANCE MEDICAL OPTICS, INC.
$    4,250,000   Term loan, maturing June 30, 2008              $    4,267,188
                 CIRCON CORPORATION
     2,481,688   Term loan, maturing October 31, 2006                2,329,233
                 CONMED CORPORATION
     7,049,397   Term loan, maturing December 30, 2004               7,002,032
     1,276,933   Term loan, maturing December 31, 2005               1,265,227
                 LEINER HEALTH PRODUCTS INC.
     7,800,911   Term loan, maturing March 31, 2004                  7,332,856
                 MAXXIM MEDICAL, INC.
     4,185,957   Term loan, maturing October 31, 2007                3,364,704
     4,185,957   Term loan, maturing October 31, 2008                3,416,694
                 NUTRAMAX PRODUCTS, INC.
       452,637   Note claim, maturing July 3, 2003                     452,637
                 SYBRON DENTAL MANAGEMENT
     1,000,000   Term loan, maturing June 6, 2009                    1,010,625
------------------------------------------------------------------------------
                                                                $   30,441,196
------------------------------------------------------------------------------

Health Care - Providers & Services -- 3.5%
------------------------------------------------------------------------------
                 ALLIANCE IMAGING, INC.
$   10,500,000   Term loan, maturing June 10, 2008              $   10,530,629
                 AMERISOURCE BERGEN CORPORATION
    14,500,000   Term loan, maturing March 31, 2005                 14,318,750
                 CAREMARK RX, INC
     1,870,313   Term loan, maturing March 31, 2006                  1,878,106
                 COMMUNITY HEALTH SYSTEMS, INC.
    11,505,016   Term loan, maturing December 31, 2003              11,556,248
    11,505,016   Term loan, maturing December 31, 2004              11,558,043
     7,248,387   Term loan, maturing December 31, 2005               7,280,098
                 CONCENTRA MANAGED CARE, INC.
    12,917,301   Term loan, maturing December 31, 2005              12,984,575
     9,077,839   Term loan, maturing December 31, 2006               9,124,363
                 DAVITA, INC
    17,916,882   Term loan, maturing March 31, 2009                 17,996,666
                 EXPRESS SCRIPTS, INC.
     3,006,791   Term loan, maturing March 31, 2006                  2,987,999
     3,000,000   Term loan, maturing March 31, 2007                  3,014,064
                 FHC HEALTH SYSTEMS, INC.
     7,940,309   Term loan, maturing April 30, 2005                  7,821,205
     7,940,309   Term loan, maturing April 30, 2006                  7,821,205
                 INTEGRATED HEALTH SERVICES, INC.
     1,299,701   Revolving loan, maturing March 26, 2007*              128,345
     1,234,241   Term loan, maturing March 26, 2008*                   138,081
     3,880,067   Term loan, maturing March 26, 2008*                   434,082
                 MAGELLAN HEALTH SERVICES, INC.
     2,207,123   Term loan, maturing February 12, 2005               2,190,017
     2,207,123   Term loan, maturing February 12, 2006               2,190,017
                 MEDIQ/PRN LIFE SUPPORT SERVICES, INC.
    13,083,175   Term loan, maturing May 29, 2006                   12,036,521
                 NATIONAL MEDICAL CARE
    13,630,000   Term loan, maturing September 30, 2003             13,459,625
                 ROTECH HEALTHCARE, INC.
     4,488,750   Term loan, maturing March 31, 2008                  4,540,182
                 TEAM HEALTH
     6,000,000   Term loan, maturing October 31, 2007                5,992,500
     4,000,000   Term loan, maturing October 31, 2008                4,022,500
                 TRIAD HOSPITALS HOLDINGS, INC.
     7,446,796   Term loan, maturing March 31, 2008                  7,525,456
------------------------------------------------------------------------------
                                                                $  171,529,277
------------------------------------------------------------------------------

Hotels -- 1.0%
------------------------------------------------------------------------------
                 EXTENDED STAY AMERICA
$   15,463,327   Term loan, maturing December 31, 2007          $   15,563,189
                 STARWOOD HOTELS & Resorts
     4,837,500   Term loan, maturing February 23, 2003               4,825,406
                 WYNDHAM INTERNATIONAL, INC.
     5,000,000   Term loan, maturing June 30, 2004                   4,553,125
    22,819,491   Term loan, maturing June 30, 2006                  20,416,325
------------------------------------------------------------------------------
                                                                $   45,358,045
------------------------------------------------------------------------------

Household Furnish & Appliances -- 1.3%
------------------------------------------------------------------------------
                 GOODMAN MANUFACTURING COMPANY, L.P.
$    2,360,073   Term loan, maturing September 30, 2003         $    2,334,997
    10,928,574   Term loan, maturing July 31, 2005                  10,853,440
                 SEALY MATTRESS COMPANY
    11,203,993   Term loan, maturing December 15, 2004              11,223,835
     8,523,931   Term loan, maturing December 15, 2005               8,539,027
    11,170,035   Term loan, maturing December 15, 2006              11,189,817
                 SIMMONS COMPANY
     4,998,574   Term loan, maturing October 30, 2005                5,013,155
     7,793,079   Term loan, maturing October 30, 2006                7,822,303
                 SLEEPMASTER, LLC
     5,652,495   Term loan, maturing December 31, 2006               5,058,983
                 THE BOYDS COLLECTION, LTD.
     3,852,691   Term loan, maturing April 21, 2005                  3,640,343
------------------------------------------------------------------------------
                                                                $   65,675,900
------------------------------------------------------------------------------

Household Products -- 1.3%
------------------------------------------------------------------------------
                 CHURCH & Dwight Co. Inc.
$    7,250,000   Term loan, maturing September 30, 2007         $    7,330,917
                 SAMSONITE CORPORATION
    18,060,636   Term loan, maturing June 24, 2006                  16,976,997
                 THE IMPERIAL DECOR HOME GROUP, INC.
     1,417,283   Medium term note, maturing April 4, 2006              992,098
                 THE SCOTTS COMPANY
    12,700,962   Term loan, maturing December 31, 2007              12,781,930
                 UNITED INDUSTRIES CORPORATION
    14,009,693   Term loan, maturing January 20, 2006               14,088,497
                 WERNER HOLDING CO.
     6,946,655   Term loan, maturing November 30, 2004               6,903,238
     4,193,490   Term loan, maturing November 30, 2005               4,168,593
------------------------------------------------------------------------------
                                                                $   63,242,270
------------------------------------------------------------------------------

Insurance -- 0.6%
------------------------------------------------------------------------------
                 WHITE MOUNTAINS INSURANCE GROUP, LTD.
$   10,449,424   Term loan, maturing March 31, 2006             $   10,475,548
                 WILLIS CORROON CORPORATION
    11,815,211   Term loan, maturing February 19, 2007              11,761,062
     5,983,867   Term loan, maturing February 19, 2008               5,966,412
------------------------------------------------------------------------------
                                                                $   28,203,022
------------------------------------------------------------------------------

Leisure -- 0.7%
------------------------------------------------------------------------------
                 NEW ENGLAND SPORTS VENTURES, LLC
$      769,231   Revolving loan, maturing February 28, 2005     $      767,308
    32,000,000   Term loan, maturing February 28, 2005              32,000,000
------------------------------------------------------------------------------
                                                                $   32,767,308
------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.2%
------------------------------------------------------------------------------
                 BELL SPORTS, INC.
$   12,586,647   Term loan, maturing March 30, 2007             $   10,950,382
------------------------------------------------------------------------------
                                                                $   10,950,382
------------------------------------------------------------------------------

Machinery -- 1.0%
------------------------------------------------------------------------------
                 FLOWSERVE CORPORATION
$    6,396,491   Term loan, maturing June 30, 2007              $    6,428,473
    24,000,000   Term loan, maturing June 30, 2009                  24,296,256
                 THE MANITOWOC COMPANY
    10,197,000   Term loan, maturing June 30, 2007                  10,262,006
                 THERMADYNE MFG LLC
     2,480,805   Term loan, maturing May 22, 2004                    2,288,543
     2,453,971   Term loan, maturing May 22, 2005                    2,253,562
     2,453,971   Term loan, maturing May 22, 2006                    2,253,562
------------------------------------------------------------------------------
                                                                $   47,782,402
------------------------------------------------------------------------------

Manufacturing -- 4.8%
------------------------------------------------------------------------------
                 ADVANCED GLASSFIBER YARNS LLC
$   16,554,014   Term loan, maturing September 30, 2005         $   14,087,466
                 ALLIANCE LAUNDRY HOLDINGS LLC.
     6,351,312   Term loan, maturing September 30, 2004              6,335,433
                 BLOUNT INTERNATIONAL INC.
     1,067,778   Term loan, maturing July 31, 2006                   1,057,434
                 CHART INDUSTRIES, INC.
    18,873,162   Term loan, maturing March 31, 2006                 13,777,408
                 CITATION CORPORATION
    12,863,459   Term loan, maturing December 1, 2007               11,448,478
                 DAYTON SUPERIOR CORPORATION
     1,320,863   Term loan, maturing September 29, 2005              1,323,339
                 DRESSER, INC.
    11,532,256   Term loan, maturing March 31, 2007                 11,607,943
                 GENTEK, INC.
    21,285,526   Term loan, maturing April 30, 2007                 16,772,995
    11,296,238   Term loan, maturing October 30, 2007                8,901,435
                 JOAN FABRICS CORPORATION
       350,449   Term loan, maturing September 30, 2004                334,679
     2,121,271   Term loan, maturing June 30, 2005                   2,025,814
     1,323,458   Term loan, maturing June 30, 2006                   1,263,903
                 JOHNSONDIVERSEY, INC.
     7,000,000   Term loan, maturing November 30, 2008               7,017,500
     8,500,000   Term loan, maturing November 30, 2009               8,597,903
                 MATTHEW WARREN, INC.
     7,628,627   Term loan, maturing May 31, 2005                    7,137,864
     2,754,667   Term loan, maturing May 31, 2006                    2,612,585
                 MOTOR COACH INDUSTRIES
    11,644,992   Term loan, maturing June 15, 2006                  10,509,606
                 MUELLER GROUP, INC.
    21,000,000   Term loan, maturing May 31, 2008                   21,137,823
                 OSHKOSH TRUCK CORPORATION
     1,556,250   Term loan, maturing January 31, 2007                1,569,478
                 POLYPORE INCORPORATED
     2,812,807   Term loan, maturing December 31, 2006               2,826,871
    12,468,750   Term loan, maturing December 31, 2007              12,554,473
                 SPX CORPORATION
    41,612,574   Term loan, maturing December 31, 2006              41,776,445
     3,447,015   Term loan, maturing December 31, 2008               3,461,616
                 SYNTHETIC INDUSTRIES, INC.
    13,837,857   Term loan, maturing December 30, 2007              13,440,017
                 TOKHEIM CORPORATION
     3,028,525   Revolving loan, maturing December 5, 2005           3,028,525
    11,354,291   Term loan, maturing December 5, 2005*                    --
     3,967,092   Term loan, maturing December 5, 2005                3,649,725
     7,669,537   Term loan, maturing December 5, 2005                5,368,676
                 TRIMAS CORPORATION
     4,500,000   Term loan, maturing December 31, 2009               4,550,625
------------------------------------------------------------------------------
                                                                $  238,176,059
------------------------------------------------------------------------------

Metals & Mining -- 1.2%
------------------------------------------------------------------------------
                 BETTER MINERALS AND AGGREGATES
$    4,712,486   Term loan, maturing June 30, 2006              $    4,647,689
                 COMPASS MINERALS GROUP, INC
     1,107,407   Term loan, maturing November 28, 2009               1,117,559
                 HANDY & HARMAN
    17,768,212   Term loan, maturing December 31, 2006              17,751,563
                 ISPAT INLAND, LP
       500,000   Term loan, maturing July 16, 2005                     322,500
       498,701   Term loan, maturing July 16, 2006                     321,662
                 NEENAH FOUNDRY COMPANY
    24,208,969   Term loan, maturing September 30, 2005             22,877,477
                 STILLWATER MINING COMPANY
    13,530,917   Term loan, maturing June 30, 2007                  13,632,399
------------------------------------------------------------------------------
                                                                $   60,670,849
------------------------------------------------------------------------------

Miscellaneous -- 0.5%
------------------------------------------------------------------------------
                 AMSCAN HOLDINGS, INC.
$   16,627,489   Term loan, maturing December 31, 2004          $   16,211,802
                 BMK, INC.
     4,643,809   Term loan, maturing June 30, 2004*                  2,136,152
                 SOTHEBY'S HOLDINGS, INC
     5,750,000   Term loan, maturing August 11, 2002                 5,714,063
                 WEIGHT WATCHERS INTERNATIONAL, INC.
     1,646,830   Term loan, maturing December 31, 2007               1,663,298
       975,899   Term loan, maturing December 31, 2008                 985,658
------------------------------------------------------------------------------
                                                                $   26,710,973
------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.3%
------------------------------------------------------------------------------
                 IDENTITY GROUP, INC.
$    6,335,000   Term loan, maturing April 30, 2007             $    3,991,050
                 IRON MOUNTAIN INCORPORATED
     7,500,000   Term loan, maturing February 15, 2008               7,581,248
                 OFFICE MAX
     5,000,002   Revolving loan, maturing November 30, 2003          4,975,001
------------------------------------------------------------------------------
                                                                $   16,547,299
------------------------------------------------------------------------------

Oil & Gas -- 0.7%
------------------------------------------------------------------------------
                 EPN HOLDING COMPANY, L.P.
$    8,091,253   Term loan, maturing April 30, 2005             $    8,091,253
                 TESORO PETROLEUM CORP
     7,460,554   Term loan, maturing December 31, 2007               7,439,105
                 THE PREMCOR REFINING GROUP, INC.
    21,000,000   Term loan, maturing August 23, 2003                21,039,375
------------------------------------------------------------------------------
                                                                $   36,569,733
------------------------------------------------------------------------------

Paper & Forest Products -- 0.4%
------------------------------------------------------------------------------
                 ALABAMA RIVER & NEWSPRINT
$   15,703,150   Term loan, maturing December 31, 2002          $   14,917,992
                 Bear Island Paper Company, LLC
     7,140,533   Term loan, maturing December 31, 2005               7,033,425
------------------------------------------------------------------------------
                                                                $   21,951,417
------------------------------------------------------------------------------

Personal Products -- 0.7%
------------------------------------------------------------------------------
                 AM COSMETICS, INC.
$    3,216,797   Revolving loan, maturing May 30, 2004*         $    3,216,797
     1,831,215   Term loan, maturing May 30, 2004*                     128,185
     3,662,430   Term loan, maturing May 30, 2006*                     256,370
                 ARMKEL, LLC
     1,471,294   Term loan, maturing March 31, 2009                  1,488,307
                 MARY KAY COSMETICS, INC.
    14,236,690   Term loan, maturing December 6, 2002               14,275,243
                 PLAYTEX PRODUCTS, INC.
    12,450,000   Term loan, maturing May 31, 2009                   12,558,937
                 REVLON CONSUMER PRODUCTS CORPORATION
     1,500,000   Term loan, maturing May 30, 2005                    1,486,563
------------------------------------------------------------------------------
                                                                $   33,410,402
------------------------------------------------------------------------------

Publishing & Printing -- 2.8%
------------------------------------------------------------------------------
                 AMERICAN MEDIA OPERATIONS INC.
$    1,721,143   Term loan, maturing April 1, 2006              $    1,708,235
    18,468,154   Term loan, maturing April 1, 2008                  18,722,092
                 DIMAC CORPORATION
       788,098   Term loan, maturing September 30, 2002*               299,477
       274,435   Term loan, maturing September 1, 2003*                   --
     2,187,421   Term loan, maturing January 1, 2005*                  481,233
     2,461,928   Term loan, maturing March 1, 2006*                       --
                 JOURNAL REGISTER COMPANY
    25,846,955   Term loan, maturing September 30, 2006             25,685,411
                 LIBERTY GROUP OPERATING, INC.
    11,219,899   Term loan, maturing April 30, 2007                 11,219,899
                 MERRILL CORPORATION
       930,040   Term loan, maturing November 15, 2006                 869,588
    11,072,170   Term loan, maturing November 15, 2007              10,352,479
                 MORRIS COMMUNICATIONS CORPORATION
    13,000,000   Term loan, maturing September 30, 2009             13,067,028
                 R.H. DONNELLEY INC.
     4,761,530   Term loan, maturing December 5, 2005                4,751,612
     5,575,530   Term loan, maturing December 5, 2006                5,563,916
                 THE MCCLATCHY COMPANY
     8,930,481   Term loan, maturing September 10, 2005              8,818,850
    13,626,662   Term loan, maturing September 10, 2007             13,682,027
                 THE READER'S DIGEST ASSOCIATION, INC.
     7,000,000   Term loan, maturing May 20, 2008                    7,046,669
                 THE SHERIDAN GROUP, INC.
     7,420,679   Term loan, maturing January 30, 2005                7,420,679
                 TRANSWESTERN PUBLISHING COMPANY LLC
     7,905,776   Term loan, maturing June 27, 2008                   7,984,834
------------------------------------------------------------------------------
                                                                $  137,674,029
------------------------------------------------------------------------------

Real Estate -- 5.0%
------------------------------------------------------------------------------
                 125 WEST 55TH STREET
$   10,895,238   Term loan, maturing June 9, 2004               $   10,895,238
                 622 THIRD AVE COMPANY LLC
    18,500,000   Term loan, maturing September 30, 2004             18,500,000
                 AGBRI OCTAGON
    17,461,327   Term loan, maturing May 31, 2004                   17,330,367
                 AIMCO PROPERTIES, L.P.
    10,885,017   Term loan, maturing February 28, 2004              10,830,592
                 AMERICAN SKIING COMPANY RESORT PROPERTIES, INC.
     6,480,000   Term loan, maturing December 31, 2002*              6,253,200
                 AMERICAN TOWER, L.P.
     2,000,000   Term loan, maturing December 31, 2006               1,742,308
     4,250,000   Term loan, maturing December 31, 2007               3,740,663
                 AP-KNIGHT LP
     9,649,131   Term loan, maturing December 31, 2004               9,637,069
                 CRESCENT REAL ESTATE EQUITIES, L.P.
    22,250,000   Term loan, maturing May 31, 2005                   22,277,813
                 FFD DEVELOPMENT COMPANY, LLC
     3,240,000   Revolving loan, maturing April 2, 2004              3,223,800
                 ISTAR PREFERRED HOLDINGS LLC
    12,000,000   Term loan, maturing July 20, 2006                  11,640,000
                 ISTAR WALDEN
    13,000,000   Term loan, maturing June 30, 2003                  12,610,000
                 LENNAR CORPORATION
    23,883,001   Term loan, maturing May 2, 2007                    23,978,533
                 MERISTAR INVESTMENT PARTNERS, L.P.
     5,250,193   Term loan, maturing September 30, 2002              5,263,318
     9,259,974   Term loan, maturing March 31, 2003                  9,283,124
                 NEWKIRK MASTER, L.P.
    11,940,000   Term loan, maturing December 31, 2004              12,089,250
                 OLY HIGHTOP PARENT
    33,331,964   Term loan, maturing March 31, 2006                 33,331,964
                 SPECTRASITE COMMUNICATIONS, INC.
     2,750,000   Term loan, maturing December 31, 2007               2,507,313
                 STRATEGIC HOTEL CAPITAL, LLC
    11,974,957   Term loan, maturing April 30, 2004                 11,907,597
                 WESTFIELD AMERICA LIMITED PARTNERSHIP
    20,000,000   Term loan, maturing May 3, 2005                    20,000,000
------------------------------------------------------------------------------
                                                                $  247,042,149
------------------------------------------------------------------------------

Retail - Food & Drug -- 4.2%
------------------------------------------------------------------------------
                 DOMINO'S INC.
$    9,544,760   Term loan, maturing December 21, 2006          $    9,628,277
     9,583,215   Term loan, maturing December 21, 2007               9,667,068
                 DUANE READE INC.
     5,346,203   Term loan, maturing February 15, 2007               5,372,934
                 FLEMING COMPANIES, INC.
     2,327,273   Revolving loan, maturing June 18, 2008              2,309,842
    33,250,000   Term loan, maturing June 18, 2008                  33,301,970
                 PATHMARK STORES, INC.
     4,870,800   Term loan, maturing July 15, 2007                   4,895,154
                 RITE AID CORPORATION
    87,697,475   Term loan, maturing June 27, 2005                  86,820,500
     5,152,846   Term loan, maturing June 27, 2005                   5,093,269
                 ROUNDY'S, INC.
     3,500,000   Term loan, maturing June 6, 2009                    3,519,688
                 SDM CORPORATION
    26,205,882   Term loan, maturing February 4, 2009               26,369,669
                 WINN-DIXIE STORES
    18,540,707   Term loan, maturing March 28, 2007                 18,665,857
------------------------------------------------------------------------------
                                                                $  205,644,228
------------------------------------------------------------------------------

Retail - Specialty -- 1.3%
------------------------------------------------------------------------------
                 ADVANCE STORES COMPANY, INC.
$      600,710   Term loan, maturing November 30, 2006          $      599,333
     9,976,263   Term loan, maturing November 30, 2007              10,026,145
                 CHARMING SHOPPES, INC.
       143,786   Revolving loan, maturing August 31, 2004              143,451
                 CSK AUTO, INC.
     9,500,000   Term loan, maturing December 21, 2004               9,555,414
                 JO-ANN STORES, INC.
     9,000,000   Term loan, maturing April 30, 2005                  8,955,000
                 MALL OF AMERICA KAY-BEE TOY, INC.
     3,947,370   Revolving loan, maturing December 7, 2005           3,927,633
                 PETRO STOPPING CENTERS, L.P.
     5,024,581   Term loan, maturing July 31, 2006                   4,999,458
                 THE SPORTS AUTHORITY, INC.
    15,381,353   Revolving loan, maturing September 30, 2003        15,342,900
                 TRAVELCENTERS OF AMERICA, INC.
     9,975,000   Term loan, maturing November 8, 2008               10,046,700
------------------------------------------------------------------------------
                                                                $   63,596,034
------------------------------------------------------------------------------

Retail Stores - General Merchandise -- 1.1%
------------------------------------------------------------------------------
                 AMES MERCHANDISING CORPORATION
$   24,780,000   Term loan, maturing March 31, 2004             $   24,749,025
                 KMART CORPORATION
     7,592,236   Revolving loan, maturing December 6, 2002*          5,136,148
     6,500,000   DIP loan, maturing April 22, 2004                   6,551,188
                 SHOPKO STORES, INC.
    15,500,000   Term loan, maturing March 12, 2004                 15,519,375
------------------------------------------------------------------------------
                                                                $   51,955,736
------------------------------------------------------------------------------

Road & Rail -- 0.4%
------------------------------------------------------------------------------
                 I & M RAIL LINK, LLC
$    8,080,000   Term loan, maturing March 31, 2004*            $    4,686,400
                 KANSAS CITY SOUTHERN INDUSTRIES, INC.
     1,700,000   Term loan, maturing June 12, 2008                   1,706,139
                 RAILAMERICA AUSTRALIA FINANCE PTY. LTD.
     2,400,000   Term loan, maturing May 31, 2009                    2,426,501
                 RAILAMERICA CANADA CORP.
     2,000,000   Term loan, maturing May 31, 2009                    2,022,084
                 RAILAMERICA TRANSPORTATION CORP.
    10,600,000   Term loan, maturing May 31, 2009                   10,717,045
------------------------------------------------------------------------------
                                                                $   21,558,169
------------------------------------------------------------------------------

Shipping Lines -- 0.0%
------------------------------------------------------------------------------
                 AMERICAN COMMERCIAL LINES
$      247,886   Term loan, maturing July 30, 2006              $      240,228
       697,470   Term loan, maturing June 30, 2007                     675,923
------------------------------------------------------------------------------
                                                                $      916,151
------------------------------------------------------------------------------

Telecommunications - Wireline -- 1.7%
------------------------------------------------------------------------------
                 ALEC HOLDINGS, INC.
$   12,252,884   Term loan, maturing November 30, 2006          $   12,201,827
     7,992,616   Term loan, maturing November 30, 2007               7,959,310
                 BROADWING INC.
     3,794,000   Term loan, maturing December 31, 2004               3,395,630
    34,217,510   Term loan, maturing December 31, 2005              31,095,163
                 FAIRPOINT COMMUNICATIONS, INC.
     4,401,923   Term loan, maturing March 31, 2006                  4,297,377
    24,044,886   Term loan, maturing March 31, 2007                 23,473,820
------------------------------------------------------------------------------
                                                                $   82,423,127
------------------------------------------------------------------------------

Telecommunications - Wireless -- 2.2%
------------------------------------------------------------------------------
                 AMERICAN CELLULAR CORPORATION
$    2,131,547   Term loan, maturing March 31, 2007             $    1,574,680
     4,166,266   Term loan, maturing March 31, 2008                  3,077,829
                 CENTENNIAL CELLULAR CORP.
     1,900,000   Term loan, maturing November 30, 2005               1,357,708
     3,324,090   Term loan, maturing November 30, 2006               2,395,838
     6,537,713   Term loan, maturing November 30, 2007               4,712,057
                 CRICKET COMMUNICATIONS, INC.
     3,200,000   Term loan, maturing June 30, 2007                   1,128,000
                 MICROCELL CONNEXIONS
     7,980,890   Term loan, maturing December 30, 2005               4,918,223
     7,755,128   Term loan, maturing March 1, 2006                   5,014,985
                 NEXTEL COMMUNICATIONS, INC.
    50,100,000   Term loan, maturing March 31, 2009                 38,875,696
                 SYGNET OPERATING COMPANY (DOBSON)
    11,198,665   Term loan, maturing March 31, 2007                 10,045,203
    10,800,592   Term loan, maturing December 23, 2007               9,688,131
                 TELIGENT, INC.
     2,812,500   Term loan, maturing June 30, 2006*                     82,032
                 WESTERN WIRELESS
    20,000,000   Term loan, maturing September 30, 2007             14,550,000
    13,770,000   Term loan, maturing September 30, 2008             10,052,100
                 WINSTAR COMMUNICATIONS, INC.
     7,330,337   DIP loan, maturing September 30, 2002*              1,392,764
------------------------------------------------------------------------------
                                                                $  108,865,246
------------------------------------------------------------------------------

Textiles & Apparel -- 0.2%
------------------------------------------------------------------------------
                 CLUETT AMERICAN CORP
$    5,883,374   Term loan, maturing May 18, 2005               $    5,706,873
                 WALLS INDUSTRIES, INC.
     4,400,047   Term loan, maturing February 28, 2005               3,520,038
     6,313,104   Term loan, maturing February 28, 2006               5,050,483
------------------------------------------------------------------------------
                                                                $   14,277,394
------------------------------------------------------------------------------

Theaters -- 0.3%
------------------------------------------------------------------------------
                 HOLLYWOOD THEATER HOLDINGS, INC.
$    8,214,054   Term loan, maturing March 31, 2006             $    7,310,508
                 LOEWS CINEPLEX ENTERTAINMENT CORPORATION
     4,760,795   Term loan, maturing December 5, 2002                4,754,844
     2,720,455   Term loan, maturing March 31, 2007                  2,717,054
                 REGAL CINEMAS INC.
     1,950,000   Term loan, maturing December 31, 2007               1,971,938
------------------------------------------------------------------------------
                                                                $   16,754,344
------------------------------------------------------------------------------

Utilities -- 0.0%
------------------------------------------------------------------------------
                 MICHIGAN ELECTRIC TRANSMISSION COMPANY, LLC
$    1,000,000   Term loan, maturing June 30, 2007              $    1,009,375
------------------------------------------------------------------------------
                                                                $    1,009,375
------------------------------------------------------------------------------
Total Senior Floating Rate Loan Interests
(identified cost $4,511,555,982)                                $4,242,561,243
------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 1.3%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------
Airlines -- 0.0%
------------------------------------------------------------------------------
                 DELTA AIR LINES
$        3,000   7.70%, 12/15/05                                $    2,812,245
------------------------------------------------------------------------------
                                                                $    2,812,245
------------------------------------------------------------------------------

Auto Components -- 0.0%
--------------------------------------------------------------------------------
                 KEY PLASTICS
$          828   Jr. Secured Sub. Notes 4.009%, 4/26/07         $      628,239
         1,691   Sr. Secured Sub. Notes 7.009%, 4/26/07              1,691,136
------------------------------------------------------------------------------
                                                                $    2,319,375
------------------------------------------------------------------------------

Banks & Money Services -- 0.7%
------------------------------------------------------------------------------
                 FORD MOTOR CREDIT CORP.
$       25,000   6.875%, 2/1/06                                 $   25,596,750
                 GENERAL MOTORS ACCEPTANCE CORP.
        15,000   6.75%, 1/15/06                                     15,585,315
------------------------------------------------------------------------------
                                                                $   41,182,065
------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.1%
------------------------------------------------------------------------------
                 CENDANT CORP.
$        3,000   6.875%, 8/15/06                                $    3,019,917
                 SERVICEMASTER
         1,404   8.45%, 4/15/05                                      1,556,877
------------------------------------------------------------------------------
                                                                $    4,576,794
------------------------------------------------------------------------------

Containers and Packaging -- 0.1%
------------------------------------------------------------------------------
                 TENNECO PACKAGING
$        3,000   7.20%, 12/15/05                                $    3,172,431
------------------------------------------------------------------------------
                                                                $    3,172,431
------------------------------------------------------------------------------

Electronics -- 0.1%
------------------------------------------------------------------------------
                 PINNACLE PARTNER
$        3,000   8.83%, 8/15/04                                 $    3,047,766
------------------------------------------------------------------------------
                                                                $    3,047,766
------------------------------------------------------------------------------

Medical Products -- 0.1%
------------------------------------------------------------------------------
                 BOSTON SCIENTIFIC
$        3,000   6.625%, 3/15/05                                $    3,144,558
------------------------------------------------------------------------------
                                                                $    3,144,558
------------------------------------------------------------------------------

Metals -- 0.0%
------------------------------------------------------------------------------
                 PHILLIPS SERVICES CORP.
$            5   6.00%, 4/15/10*                                $         --
------------------------------------------------------------------------------
                                                                $         --
------------------------------------------------------------------------------

Personal Products -- 0.0%
------------------------------------------------------------------------------
                 AM COSMETICS, INC.
$    4,964,271   0.00%, 5/30/07*                                $         --
------------------------------------------------------------------------------
                                                                $         --
------------------------------------------------------------------------------

Telecommunications -- 0.1%
------------------------------------------------------------------------------
                 AT&T CANADA, INC.
$        5,000   7.625%, 6/15/05                                $      625,000
                 COX COMMUNICATIONS, INC.
         3,000   6.875%, 6/15/05                                     2,982,456
------------------------------------------------------------------------------
                                                                $    3,607,456
------------------------------------------------------------------------------

Waste Disposal -- 0.1%
------------------------------------------------------------------------------
                 WASTE MANAGEMENT, INC.
$        3,000   6.50%, 5/15/04                                 $    3,098,559
------------------------------------------------------------------------------
                                                                $    3,098,559
------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $69,995,494)    $   66,961,249
------------------------------------------------------------------------------

COMMON STOCKS, PREFERRED STOCKS
AND WARRANTS -- 0.1%

SHARES/RIGHTS    SECURITY                                       VALUE
------------------------------------------------------------------------------
        52,190   AM Cosmetics Common Stock*                     $         --
           583   AM Cosmetics Preferred Stock (Series E)*                 --
       337,372   American Marketing Industries Holdings, Inc.*            --
       505,552   Carlyle-Key Partners, L.P.*                           505,552
           608   Classic Cable Common Stock Warrants*                     --
        33,278   Environmental Systems Products Holdings
                 Common Stock*                                            --
         5,764   Environmental Systems Products Holdings
                 Preferred (Series A)*                                 547,541
       510,222   IHDG Realty Common Stock*                                --
       510,222   Imperial Home Decor Group Holding
                 Common Stock*                                            --
           126   KAC Mezzanine Holdings Co. Warrants Class A*             --
           115   KAC Mezzanine Holdings Co. Warrants Class B*             --
           217   Key Plastics LLC Preferred Stock (Series A)*          217,432
           331   Leiner Health Products, Inc. Preferred Stock*            --
        32,910   MEDIQ Incorporated Preferred Stock (Series A)*           --
       150,365   Philips Services Corporation Common Stock              99,139
        34,364   Professional Services Industries Holdings,
                 Inc.*                                                    --
       138,509   Rotech Healthcare*                                  4,120,643
       297,015   Safelite Glass Corporation Common Stock*            1,559,329
        20,048   Safelite Realty Corporation Common Stock*                --
     1,083,156   Stronghaven, Inc. Warrants*                              --
           879   Tokheim Corporation Preferred Stock (Series A)*          --
        59,602   Tokheim Corporation Stock Warrants*                      --
------------------------------------------------------------------------------

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS
  (IDENTIFIED COST $6,906,731)                                  $    7,049,636
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 10.9%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------
$       51,092   American Express Credit Corp. 1.75%, 7/10/02   $   51,069,647
        31,391   Ciesco 1.79%, 7/19/02                              31,362,905
        55,000   Corporate Asset Funding 1.76%, 7/11/02             54,973,111
        50,000   Corporate Asset Funding 1.77%, 7/29/02             49,931,167
        28,127   Corporate Receivables Corp. 1.97%, 7/01/02         28,127,000
        50,000   CXC, Inc. 1.97%, 7/01/02                           50,000,000
        50,000   CXC, Inc. 1.78%, 7/22/02                           49,948,083
        97,119   Federal Home Loan Bank Discount Note
                 1.88%, 7/01/02                                     97,119,000
        50,000   Federal Home Loan Mortgage Corp. Discount
                 Note 1.73%, 7/19/02                                49,956,750
        25,655   Household Finance Corp. 1.75%, 7/15/02             25,637,540
        49,586   Unilever Capital Corp. 1.99%, 7/01/02              49,586,000
------------------------------------------------------------------------------
Total Commercial Paper (at amortized cost, $537,711,203)        $  537,711,203
------------------------------------------------------------------------------
Total Investments -- 98.1% (identified cost, $5,126,169,410)    $4,854,283,331
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                          $   92,562,073
------------------------------------------------------------------------------
Net Assets -- 100.0%                                            $4,946,845,404
------------------------------------------------------------------------------
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of appoximately three years.
  * Non-income producing security.

Note: At June 30, 2002, the Portfolio had unfunded commitments amounting to $145,673,548 under various credit agreements (unaudited).

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2002
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $5,126,169,410)                             $ 4,854,283,331
Cash                                                                 78,749,540
Receivable for investments sold                                         116,613
Interest receivable                                                  17,436,853
Prepaid expenses                                                        468,377
-------------------------------------------------------------------------------
Total assets                                                    $ 4,951,054,714
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for open swap contracts                                 $     3,780,761
Deferred facility fee income                                             73,033
Payable to affiliate for Trustees' fees                                   3,630
Accrued expenses                                                        351,886
-------------------------------------------------------------------------------
Total liabilities                                               $     4,209,310
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $ 4,946,845,404
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $ 5,222,512,244
Net unrealized depreciation (computed on the basis of
  identified cost)                                                 (275,666,840)
-------------------------------------------------------------------------------
Total                                                           $ 4,946,845,404
-------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002
(Expressed in United States Dollars)
Investment Income
-------------------------------------------------------------------------------
Interest                                                        $   139,621,994
Facility fees earned                                                    301,659
-------------------------------------------------------------------------------
Total investment income                                         $   139,923,653
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                          $    11,542,299
Trustees' fees and expenses                                              12,894
Legal and accounting services                                           515,298
Custodian fee                                                           371,843
Interest expense                                                        297,478
Miscellaneous                                                           128,826
-------------------------------------------------------------------------------
Total expenses                                                  $    12,868,638
-------------------------------------------------------------------------------
Net investment income                                           $   127,055,015
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $  (105,769,044)
-------------------------------------------------------------------------------
Net realized loss                                               $  (105,769,044)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $    60,722,278
  Interest rate swap contracts                                       (1,435,850)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $    59,286,428
-------------------------------------------------------------------------------
Net realized and unrealized loss                                $   (46,482,616)
-------------------------------------------------------------------------------
Net increase in net assets from operations                      $    80,572,399
-------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
(Expressed in United States Dollars)

INCREASE (DECREASE)                        SIX MONTHS ENDED   YEAR ENDED
IN NET ASSETS                              JUNE 30, 2002      DECEMBER 31, 2001
-------------------------------------------------------------------------------
From operations --
  Net investment income                    $  127,055,015     $   492,628,551
  Net realized loss                          (105,769,044)       (249,556,701)
  Net change in unrealized appreciation
    (depreciation)                             59,286,428           1,083,118
-----------------------------------------------------------------------------
Net increase in net assets from operations $   80,572,399     $   244,154,968
-----------------------------------------------------------------------------
Capital transactions --
  Contributions                            $  118,743,480     $   538,735,738
  Withdrawals                                (982,544,129)     (3,074,603,727)
-----------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                             $ (863,800,649)    $(2,535,867,989)
-----------------------------------------------------------------------------
Net decrease in net assets                 $ (783,228,250)    $(2,291,713,021)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                     $5,730,073,654     $ 8,021,786,675
-----------------------------------------------------------------------------
At end of period                           $4,946,845,404     $ 5,730,073,654
-----------------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF CASH FLOWS
(Expressed in United States Dollars)
                                                                SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                     JUNE 30, 2002
--------------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                                    $(1,067,729,909)
  Proceeds from sales and principal repayments                    1,772,926,208
  Interest received                                                 147,531,376
  Interest paid                                                        (342,075)
  Decrease in prepaid expenses                                          107,448
  Operating expenses paid                                           (12,841,587)
  Net decrease in short-term investments                             59,762,143
--------------------------------------------------------------------------------
Net cash from operating activities                              $   899,413,604
--------------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                           $   118,743,480
  Payments for capital withdrawals                                 (982,544,129)
--------------------------------------------------------------------------------
Net cash used for financing activities                          $  (863,800,649)
--------------------------------------------------------------------------------
Net increase in cash                                            $    35,612,955
--------------------------------------------------------------------------------
Cash at beginning of period                                     $    43,136,585
--------------------------------------------------------------------------------
Cash at end of period                                           $    78,749,540
--------------------------------------------------------------------------------
Reconciliation of Net Increase in Net Assets
From Operations to Net Cash
From Operating Activities
--------------------------------------------------------------------------------
Net increase in net assets from operations                      $    80,572,399
Decrease in receivable for investments sold                             671,935
Decrease in interest receivable                                      11,824,619
Decrease in prepaid expenses                                            107,448
Decrease in payable to affiliate                                         (5,015)
Decrease in deferred facility fee income                               (301,659)
Decrease in accrued expenses                                           (310,009)
Increase in payable for open Swap contracts                           1,435,850
Net decrease in investments                                         805,418,036
--------------------------------------------------------------------------------
Net cash from operating activities                              $   899,413,604
--------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS

SUPPLEMENTARY DATA
(EXPRESSED IN UNITED STATES DOLLARS)

                                                                                       YEAR ENDED DECEMBER 31,
                                          SIX MONTHS ENDED        --------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:                   JUNE 30, 2002          2001          2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Operating expenses                              0.47%(1)         0.47%         0.44%         0.56%         0.93%         0.94%
  Interest expense                                0.01%(1)         0.01%         0.01%         0.01%         0.01%         0.02%
  Net investment income                           4.71%(1)         7.04%         8.62%         7.32%         7.12%         7.12%
Portfolio Turnover                                  23%              33%           47%           64%           56%           81%
--------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                   1.37%            3.35%         --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $4,946,845       $5,730,074    $8,021,787    $9,386,851    $6,430,334    $4,035,072
--------------------------------------------------------------------------------------------------------------------------------
(1)  Annualized.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements

SENIOR DEBT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps is determined by changes in the relationship between two rates of interest. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan. The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio accretes market discounts on debt securities.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi- annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 2002, the effective annual rate, based on average daily gross assets, was 0.43% and amounted to $11,542,299. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

  During the six months ended June 30, 2002 the Portfolio engaged in purchase and sale transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $1,960,627 and $20,469,348, respectively.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended June 30, 2002 aggregated $1,067,729,909 and $1,772,926,208, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $600 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $297,478 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended June 30, 2002. As of June 30, 2002, the Portfolio had no borrowings outstanding.

5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio has entered into an interest rate swap agreement with Morgan Guaranty Trust Company of New York whereby the Portfolio makes monthly payments at a fixed rate of 5.655% on the notional amount of $57,000,000. In exchange, the Portfolio receives payments equal to LIBOR on the same notional amount. The value of the contract, which terminates at February 1, 2006, is recorded as a payable for open swap contracts of $3,780,761 at June 30, 2002.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $5,126,169,410
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $   14,250,842
  Gross unrealized depreciation                                (286,136,921)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $ (271,886,079)
  -------------------------------------------------------------------------

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2002

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 2002, the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2002 and the year ended December 31, 2001, and the supplementary data for the six months ended June 30, 2002 and each of the years in the five-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at June 30, 2002 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of June 30, 2002, and the results of its operations, its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               August 23, 2002

Eaton Vance Advisers Senior Floating-Rate Fund as of June 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND

OFFICERS                     TRUSTEES

JAMES B. HAWKES              JESSICA M. BIBLIOWICZ
President and Trustee        President and Chief Executive Officer,
                             National Financial Partners
SCOTT H. PAGE
Vice President               DONALD R. DWIGHT
                             President, Dwight Partners, Inc.
PAYSON F. SWAFFIELD
Vice President               SAMUEL L. HAYES, III
                             Jacob H. Schiff Professor of Investment
JAMES L. O'CONNOR            Banking Emeritus, Harvard University
Treasurer                    Graduate School of Business Administration

ALAN R. DYNNER               NORTON H. REAMER
Secretary                    President, Unicorn Corporation
                             Chairman, Hellman, Jordan Management Co., Inc.
                             Advisory Director of Berkshire Capital Corporation

                             LYNN A. STOUT
                             Professor of Law,
                             UCLA School of Law

                             JACK L. TREYNOR
                             Investment Adviser and Consultant

SENIOR DEBT PORTFOLIO

OFFICERS                     TRUSTEES

JAMES B. HAWKES              JESSICA M. BIBLIOWICZ
President and Trustee        President and Chief Executive Officer,
                             National Financial Partners

SCOTT H. PAGE
Vice President and           DONALD R. DWIGHT
Co-Portfolio Manager         President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD          SAMUEL L. HAYES, III
Vice President and           Jacob H. Schiff Professor of Investment
Co-Portfolio Manager         Banking Emeritus, Harvard University
                             Graduate School of Business Administration

JAMES L. O'CONNOR
Treasurer                    NORTON H. REAMER
                             President, Unicorn Corporation
                             Chairman, Hellman, Jordan Management Co., Inc.
ALAN R. DYNNER               Advisory Director of Berkshire Capital Corporation
Secretary
                             LYNN A. STOUT
                             Professor of Law,
                             UCLA School of Law

                             JACK L. TREYNOR
                             Investment Adviser and Consultant

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal inforation about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
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

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES
     AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
                                   SEND MONEY.

166-8/02                                                               A-SFRSRC